Loans Narrative Data (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 27, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Estimated fair value of loans purchased at acquisition			$ 32,900,000
Accretable loan premium component	454,000	491,000	545,000	0
Nonaccretable credit risk component	296,000		318,000
Certain Loans Acquired in Transfer, Change in Nonaccretable Difference	(22,000)
Acquired loans	22,940,000	27,934,000
Loans Pledged as Collateral	11,400,000	9,900,000
Interest on Nonaccrual Loans not recognized	$ 1,000,000	$ 903,000